Shareholders’ equity (Details Narrative)	1 Months Ended	6 Months Ended
	Oct. 31, 2024	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Apr. 21, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Nov. 10, 2020 $ / shares shares
Class of Stock [Line Items]
Share price | $ / shares									$ 0.8
Share consolidation description	the Company’s authorized share capital from US$10,000,000 divided into 500,000,000 ordinary shares to US$10,000,000 divided into 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares
Statutory reserve				$ 358,233	¥ 2,564,446			¥ 2,564,446
Mengyun P R C Entities [Member]
Class of Stock [Line Items]
Statutory reserve | ¥					¥ 40,867,446
Retained earnings for their statutory reserves | ¥		¥ 500,000	¥ 0
Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares						$ 0.02
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares						$ 0.8
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized									500,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				400,000,000	400,000,000			400,000,000
Common stock, par value | $ / shares				$ 0.8			$ 0.8
Common Stock, Shares, Issued				14,167,316	14,167,316			1,362,583
Common Stock, Shares, Outstanding				14,167,316	14,167,316			1,362,583
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000	100,000,000			100,000,000
Common stock, par value | $ / shares				$ 0.8			$ 0.8
Common Stock, Shares, Issued				400,000	400,000			0
Common Stock, Shares, Outstanding				400,000	400,000			0